SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Significant Accounting Policies [Text Block]
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a)	Basis of preparation of financial statements

The Company has prepared the accompanying unaudited Condensed Consolidated Financial Statements ("Financial Statements") in accordance with the rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information.  Accordingly, they do not include all of the information and footnotes required by United States generally accepted accounting principles ("GAAP") for complete financial statements.  Therefore, the Financial Statements should be read in conjunction with the audited Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K/A Amendment No. 2 for the fiscal year ended March 31, 2011 filed with the SEC on November 2, 2011.  In the opinion of management, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation have been included in the Financial Statements.  The results for interim periods do not necessarily indicate the results that may be expected for any other interim period or for the full year.  The significant accounting policies adopted by the Company, regarding these consolidated financial statements, are set out below.  The Company’s current fiscal year ends on March 31, 2012.

b)	Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries that are more than 50% owned and controlled.  The financial statements of the parent company and its majority owned or controlled subsidiaries have been combined on a line by line basis by adding together the book values of all items of assets, liabilities, incomes and expenses after eliminating all inter-company balances and transactions and resulting unrealized gain or loss.  Operating results of companies acquired are included from the dates of acquisition.

c)	Non-controlling interests

Non-controlling interests in the Company’s consolidated financial statements result from the accounting for non-controlling interests in its subsidiaries.  Non-controlling interests represent the subsidiaries’ earnings and components of other comprehensive income that are attributed to the non-controlling parties’ equity interests.  The Company consolidates the subsidiaries into its consolidated financial statements.  Transactions between the Company and its subsidiaries have been eliminated in the consolidated financial statements.

The Company accounts for investments by the equity method where its investment in the voting stock gives it the ability to exercise significant influence over the investee but not control.  In situations, such as the Company’s ownership interest in Sricon Infrastructure Private Limited (“Sricon”), wherein the Company is not able to exercise significant influence in spite of having 20% or more of the voting stock, the Company has accounted for the investment based on the cost method.  In addition, the Company consolidates any Variable Interest Entity (“VIE”) if it is determined to be the primary beneficiary.  However, as of December 31, 2011, the Company does not have any interest in any VIE or equity method investment.

The non-controlling interest disclosed in the accompanying unaudited interim consolidated financial statements represents the non-controlling interest of the former promoters in Techni Bharathi Limited (TBL) and the non-controlling interest of the former promoters of PRC Ironman.

The adoption of Accounting Standards Codification (ASC) 810-10-65 "Consolidation — Transition and Open Effective Date Information" (previously referred to as SFAS No. 160, "Non-controlling Interests in Consolidated Financial Statements, an amendment of ARB No. 51"), has resulted in the reclassification of amounts previously attributable to minority interest (now referred to as non-controlling interest) to a separate component of shareholders’ equity on the accompanying consolidated balance sheets and consolidated statements of shareholders’ equity and comprehensive income (loss).  Additionally, net income attributable to non-controlling interest is shown separately from net income in the consolidated statements of income.  This reclassification had no effect on our previously reported financial position or results of operations.

d)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the period reported.

Management believes that the estimates and assumptions used in the preparation of the consolidated financial statements are prudent and reasonable.  Significant estimates and assumptions are used for, but not limited to: allowance for uncollectible accounts receivable; future obligations under employee benefit plans; the useful lives of property, plant, equipment; intangible assets; the valuation of assets and liabilities acquired in a business combination; impairment of goodwill and investments; recoverability of advances; the valuation of options granted and warrants issued; and income tax and deferred tax valuation allowances.  Actual results could differ from those estimates.  Appropriate changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates.  Critical accounting estimates could change from period to period and could have a material impact on IGC’s results, operations, financial position and cash flows.

Changes in estimates are reflected in the financial statements in the period in which changes are made and, if material, their effects are disclosed in the notes to the consolidated financial statements.

e)	Foreign currency translation

The functional currency is the currency in which the Company’s subsidiaries operate and it largely reflects the economic substance of the underlying events and circumstance of the Company’s subsidiaries.  The functional currencies of the Company's Indian and Chinese subsidiaries are the Indian rupee (INR) and the renminbi (RMB), respectively.  Our financial statements reporting currency is the United States dollar (USD or $).  Operating and capital expenditures of the Company's subsidiaries located in India and China are denominated in their local currencies, which are the currencies most compatible with their expected economic results.

In accordance with ASC 830, “Foreign Currency Matters,” all transactions and account balances are recorded in the local Company’s subsidiaries’ currencies.  The Company translates the value of these local currencies denominated assets and liabilities into USD at the rates in effect at the balance sheet date.  Resulting translation adjustments are recorded in stockholders' equity as a component of accumulated other comprehensive income (loss).  The local currencies denominated statement of income amounts are translated into U.S. dollars using the average exchange rates in effect during the period.  Realized foreign currency transaction gains and losses are included in the consolidated statements of income.  The Company's Indian and Chinese subsidiaries do not operate in “highly inflationary” countries.

The exchange rates used for translation purposes are as follows:

Period	Period End Average Rate (P&L rate)	Period End Rate (Balance sheet rate)
Three months ended December 31, 2010	INR 48.64 per USD	INR 46.40 per USD
Year ended March 31, 2011	INR 44.75 per USD	INR 44.54 per USD
Three months ended December 31, 2011	INR 48.77 per USD	INR 53.01 per USD

f)	Revenue recognition

The majority of the revenue recognized for the three months ended December 31, 2011 and 2010 was derived from the Company’s subsidiaries, when all of the following criteria have been satisfied:

Revenue is recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.  In government contracting, the Company recognizes revenue when a government consultant verifies and certifies an invoice for payment.

Revenue from sale of goods is recognized when substantial risks and rewards of ownership are transferred to the buyer under the terms of the contract.

For the sale of goods, the timing of the transfer of substantial risks and rewards of ownership is based on the contract terms negotiated with the buyer, e.g., FOB or CIF.  IGC considers the guidance provided under Staff Accounting Bulletin (“SAB”) 104 in determining revenue from sales of goods.  Considerations have been given to all four conditions for revenue recognition under that guidance.  The four conditions are:

▪	Contract – Persuasive evidence of our arrangement with the customers;

▪	Delivery – Based on the terms of the contracts, the Company assesses whether the underlying goods have been delivered and therefore the risks and rewards of ownership are completely transferred;

▪	Fixed or determinable price – The Company enters into contracts where the price for the goods being sold is fixed and not contingent upon other factors.

▪
Collection is deemed probable – At the time of recognition of revenue, the Company makes an assessment of its ability to collect the receivable arising on the sale of the goods and determines that collection is probable.

Revenue for any sale is recognized only if all of the four conditions set forth above are met.  These criteria are assessed by the Company at the time of each sale.  In the absence of meeting any of the criteria set out above, the Company defers revenue recognition until all of the four conditions are met.

Revenue from construction/project related activity and contracts for supply/commissioning of complex plant and equipment is recognized as follows:

a)	Cost plus contracts: Contract revenue is determined by adding the aggregate cost plus proportionate margin as agreed with the customer and expected to be realized.
b)
Fixed price contracts: Contract revenue is recognized using the percentage completion method and the percentage of completion is determined as a proportion of cost incurred-to-date to the total estimated contract cost.  Changes in estimates for revenues, costs to complete and profit margins are recognized in the period in which they are reasonably determinable.

▪
In many of the fixed price contracts entered into by the Company, significant expenses are incurred in the mobilization stage in the early stages of the contract.  The expenses include those that are incurred in the transportation of machinery, erection of heavy machinery, clearing of the campsite, workshop ground cost, overheads, etc.  All such costs are booked to deferred expenses and written off over the period in proportion to revenues earned.

▪
Where the modifications of the original contract are such that they effectively add to the existing scope of the contract, the same are treated as a change orders.  On the other hand, where the modifications are such that they change or add an altogether new scope, these are accounted for as a separate new contract.  The Company adjusts contract revenue and costs in connection with change orders only when they are approved by both, the customer and the Company with respect to both the scope and invoicing and payment terms.

▪
In the event of claims in our percentage of completion contracts, the additional contract revenue relating to claims is only accounted after the proper award of the claim by the competent authority.  The contract claims are considered in the percentage of completion only after the proper award of the claim by the competent authority.

Full provision is made for any loss in the period in which it is foreseen.

Revenue from service related activities and miscellaneous other contracts are recognized when the service is rendered using the proportionate completion method or completed service contract method.

g)	Accounts receivable

Accounts receivable is recorded at the invoiced amount, taking into consideration any adjustments made by the Indian government consultants who verify and certify construction and material invoices.  Also, the Company evaluates the collectability of selected accounts receivable on a case-by-case basis and makes adjustments to the bad debt reserve for expected losses.  For all other accounts, the Company estimates reserves for bad debts based on general aging, experience and past-due status of the accounts.

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of clients to make required payments.  The allowance for doubtful accounts is determined by evaluating the relative credit worthiness of each client, historical collections experience and other information, including the aging of the receivables.  If circumstances related to customers change, estimates of recoverability would be further adjusted.

Long-term accounts receivables are typically for Build-Operate-Transfer (BOT) contracts.  It is money due to the Company by the private or public sector to finance, design, construct, and operate a facility stated in a concession contract over an extended period of time.

The Company did not recognize any bad debt expense for the three months ended December 31, 2011 and 2010.  Unbilled accounts receivable represent revenue on contracts to be billed, in subsequent periods, as per the terms of the related contracts.

h)	Inventories

Inventories primarily comprise finished goods, raw materials, work in progress, stock at customer site, stock in transit, components and accessories, stores and spares, scrap and residue.  Inventory is valued at the lower of cost (weighted average) or estimated net realizable value and includes the cost of materials, labor and manufacturing overhead.

The cost of various categories of inventories is determined on the following basis:

▪	Raw material is valued at weighed average of landed cost (purchase price, freight inward and transit insurance charges).

▪	Work in progress is valued as confirmed, valued and certified by the technicians and site engineers and finished goods at material cost plus appropriate share of labor cost and production overheads.

▪	Components and accessories, stores erection, materials, spares and loose tools are valued on a first-in-first-out basis.

The Company periodically reviews inventory for evidence of slow-moving or obsolete parts, and the estimated reserve is based on management’s reviews of inventories on hand, compared to estimated future usage and sales and the likelihood of obsolescence.

i)	Investments

Investments are initially measured at cost, which is the fair value of the consideration given for them, including transaction costs.  The Company's equity in the earnings/(losses) of affiliates is included in the statement of income and the Company's share of net assets of affiliates is included in the balance sheet.  Where the Company’s ownership interest in spite of being in excess of 20% is not sufficient to exercise significant influence, the Company has accounted for the investment based on the cost method.

j)	Property, Plant and Equipment (PP&E)

Property and equipment are recorded at cost net of accumulated depreciation and depreciated over their estimated useful lives using the straight-line method. The estimated useful lives of assets are as follows:

Buildings	5-25 years
Plant and machinery	10-20 years
Computer equipment	3-5 years
Office equipment	3-5 years
Furniture and fixtures	5-10 years
Vehicles	5-10 years

Upon retirement or disposition, cost and related accumulated depreciation of the property and equipment are de-recognized from the books of accounts and the gain or loss is reflected in the results of operation.  Cost of additions and substantial improvements to property and equipment are capitalized in the books of accounts.  The cost of maintenance and repairs of the property and equipment are charged to operating expenses as incurred.

k)	Impairment of long – lived assets

The Company reviews its long-lived assets, with finite lives, for impairment whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable.  Such circumstances include, though are not limited to, significant or sustained declines in revenues or earnings, future anticipated cash flows, business plans and material adverse changes in the economic climate, such as changes in operating environment, competitive information, impact of change in government policies, etc.  For assets that the Company intends to hold for use, if the total of the expected future undiscounted cash flows produced by the assets or subsidiary company is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets.  For assets the Company intends to dispose of by sale, a loss is recognized for the amount by which the estimated fair value less cost to sell is less than the carrying value of the assets.  Fair value is determined based on quoted market prices, if available, or other valuation techniques including discounted future net cash flows.

l)	Earnings per common share

Basic earnings per share is computed by dividing net income (loss) applicable to common stockholders by the weighted average number of common shares outstanding for the period.  Diluted earnings per share reflect the additional dilution from all potentially dilutive securities such as stock warrants and options.

m)	Income taxes

The Company accounts for income taxes under the asset and liability method, in accordance with ASC 740, Income Taxes, which requires an entity to recognize deferred tax liabilities and assets.  Deferred tax assets and liabilities are recognized for the future tax consequence attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases and operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using the enacted tax rate expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date.  A valuation allowance is established and recorded when management determines that some or all of the deferred tax assets are not likely to be realized and therefore, it is necessary to reduce deferred tax assets to the amount expected to be realized.

In evaluating a tax position for recognition, management evaluates whether it is more-likely-than-not that a position will be sustained upon examination, including resolution of related appeals or litigation processes, based on technical merits of the position.  If the tax position meets the more-likely-than-not recognition threshold, the tax position is measured and recognized in the Company’s financial statements as the largest amount of tax benefit that, in management’s judgment, is greater than 50% likely of being realized upon settlement.  As of December 31, 2011 and 2010, there was no significant liability for income tax associated with unrecognized tax benefits.

The issuance by IGC of its common stock to HK Ironman stockholders in exchange for HK Ironman stock, as contemplated by the stock purchase agreement (“Stock Purchase Agreement”) between the Company, HK Ironman, PRC Ironman and their stockholders, generally will not be a taxable transaction to U.S. holders for U.S. federal income tax purposes.  It is expected that IGC and its stockholders will not recognize any gain or loss because of the approval of the Share Issuance Proposal for U.S. federal income tax purposes.

n)	Cash and Cash Equivalents

For financial statement purposes, the Company considers all highly liquid debt instruments with maturity of three months or less, to be cash equivalents.  The Company maintains its cash in bank accounts in the United States of America, Mauritius, India and China, which at times may exceed applicable insurance limits.  The Company has not experienced any losses in such accounts.  The Company believes it is not exposed to any significant credit risk on cash and cash equivalent.  The Company does not invest its cash in securities that have an exposure to U.S. mortgages.

o)	Restricted cash

Restricted cash consists of deposits pledged to various government authorities and deposits used as collateral with banks for guarantees and letters of credit, given by the Company to its customers or vendors.

p)	Fair value of financial instruments

As of December 31, 2011 and March 31, 2011, the carrying amounts of the Company's financial instruments, which included cash and cash equivalents, accounts receivable, unbilled accounts receivable, restricted cash, accounts payable, accrued employee compensation and benefits and other accrued expenses and liabilities, approximate their fair values due to the nature of the items.

q)	Concentration of credit risk and significant customers

Financial instruments, which potentially expose the Company to concentrations of credit risk, are primarily comprised of cash and cash equivalents, investments, derivatives, accounts receivable and unbilled accounts receivable.  The Company places its cash, investments and derivatives in highly-rated financial institutions.  The Company adheres to a formal investment policy with the primary objective of preservation of principal, which contains credit rating minimums and diversification requirements.  Management believes its credit policies reflect normal industry terms and business risk.  The Company does not anticipate non-performance by the counterparties and, accordingly, does not require collateral.

PRC Ironman’s customers include local traders and steel mills near the port of Tianjin.  A large portion of Ironman’s revenue is derived from five major customers.  Five of Ironman’s major customers accounted for 92% of its total revenue for the fiscal year ended December 31, 2011 and 83% of its total revenue for the fiscal year ended December 31, 2010.

A significant portion of the Company’s sales in India is also to key customers.  Twelve of such customers accounted for approximately 45% of gross accounts receivable as of December 31, 2011.  As of December 31, 2010, five clients accounted for approximately 91% of gross accounts receivable.

Non-renewal or/and termination of such relationships may have a material adverse effect on the Company’s revenue.

r)	Leased Mineral Rights

In China, costs to obtain leased mineral rights are capitalized and amortized to operations as depletion expense within the leased periods, using the straight-line method.  Depletion expenses are included in depreciation and amortization on the accompanying statement of operations.

s)	Business combinations

In accordance with ASC Topic 805, Business Combinations, the Company uses the purchase method of accounting for all business combinations consummated after June 30, 2001.  Intangible assets acquired in a business combination are recognized and reported apart from goodwill if they meet the criteria specified in ASC Topic 805.  Any purchase price allocated to an assembled workforce is not accounted separately.

t)	Employee Benefits Plan

In accordance with applicable Indian laws, the Company provides for gratuity, a defined benefit retirement plan (Gratuity Plan) covering certain categories of employees.  The Gratuity Plan provides a lump sum payment to vested employees, at retirement or termination of employment, an amount based on the respective employee’s last drawn salary and the years of employment with the Company.  In addition, all employees receive benefits from a provident fund, a defined contribution plan.  The employee and employer each make monthly contributions to the plan equal to 12% of the covered employee’s salary.  The contribution is made to the Government’s provident fund.

At this time the Company doesn’t participate in a multi-employer defined contribution plan in China to provide employees with certain retirement, medical and other fringe benefits because most of our workers are contractors employed through agencies or other companies.

u)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated.

v)	Accounting for goodwill and related impairment

Goodwill represents the excess cost of an acquisition over the fair value of our share of net identifiable assets of the acquired subsidiary at the date of acquisition.  Goodwill on acquisition of subsidiaries is disclosed separately.  Goodwill is stated at cost less impairment losses incurred, if any.

The Company adopted the provisions of Accounting Standards Codification (“ASC”) 350, “Intangibles – Goodwill and Others” (previously referred to as SFAS No. 142, "Goodwill and Other Intangible Assets," which sets forth the accounting for goodwill and intangible assets subsequent to their acquisition.  ASC 350 requires that goodwill and indefinite-lived intangible assets be allocated to the reporting unit level, which the Company defines as each subsidiary.  ASC 350 also prohibits the amortization of goodwill and indefinite-lived intangible assets upon adoption, but requires that they be tested for impairment at least annually, or more frequently as warranted, at the reporting unit level.

As per ASC 350-20-35-4 through 35-19, the impairment testing of goodwill is a two-step process.  The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired, thus the second step of the impairment test is unnecessary.  If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test shall be performed to measure the amount of impairment loss, if any.  The second step of the goodwill impairment test, used to measure the amount of impairment loss, compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill.  If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess.  The loss recognized cannot exceed the carrying amount of goodwill.  After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill shall be its new accounting basis.  Subsequent reversal of a previously recognized goodwill impairment loss is prohibited once the measurement of that loss is completed.

In ASC 350.20.20, a reporting unit is defined as an operating segment or one level below the operating segment.  A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available and segment management regularly reviews the operating results of that component.  The Company has determined that IGC operates in a single operating segment.  While the CEO reviews the consolidated financial information for the purposes of decisions relating to resource allocation, the CFO, on a need basis, looks at the financial statements of the individual legal entities in India for the limited purpose of consolidation.  Given the existence of discrete financial statements at an individual entity level in India, the Company believes that each of these entities constitute a separate reporting unit under a single operating segment.

Therefore, the first step in the impairment testing for goodwill is the identification of reporting units and the allocation of goodwill to these reporting units.  Accordingly, TBL, which is one of the legal entities, is also considered a separate reporting unit and therefore the Company believes that the assessment of goodwill impairment at the subsidiary level, which is also a reporting unit, is appropriate.

The analysis of fair value is based on the estimate of the recoverable value of the underlying assets.  For long-lived assets such as land, the Company obtains appraisals from independent professional appraisers to determine the recoverable value.  For other assets such as receivables, the recoverable value is determined based on an assessment of the collectability and any potential losses due to default by the counter parties.  Unlike goodwill, long-lived assets are assessed for impairment only where there are any specific indicators for impairment.

w)	Reclassifications

Certain prior period balances have been reclassified to the presentation of the current period.

x)	Recently issued and adopted accounting pronouncements

Changes to U.S. GAAP are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates ("ASUs”) to the FASB's Accounting Standards Codification.  The Company considers the applicability and impact of all ASUs.  Newly issued ASUs not listed below are expected to have no impact on the Company’s consolidated financial position and results of operations, because either the ASU is not applicable or the impact is expected to be immaterial.

In January 2010, the FASB issued an amendment to the accounting standards related to the disclosures about an entity's use of fair value measurements.  Under these amendments, entities will be required to provide enhanced disclosures about transfers into and out of the Level 1 (fair value determined based on quoted prices in active markets for identical assets and liabilities) and Level 2 (fair value determined based on significant other observable inputs) classifications, provide separate disclosures about purchases, sales, issuances and settlements relating to the tabular reconciliation of beginning and ending balances of the Level 3 (fair value determined based on significant unobservable inputs) classification and provide greater disaggregation for each class of assets and liabilities that use fair value measurements.  Except for the detailed Level 3 roll-forward disclosures, the new standard was effective for the Company for interim and annual reporting periods beginning after December 31, 2009.  The adoption of this accounting standards amendment did not have a material impact on the Company's disclosure or consolidated financial results.  The requirement to provide detailed disclosures about the purchases, sales, issuances and settlements in the roll-forward activity for Level 3 fair value measurements is effective for the Company for interim and annual reporting periods beginning after December 31, 2010.  The adoption of this accounting standard did not have a material impact on the Company's disclosure or consolidated financial results.

In December 2010, the FASB issued a new accounting standard, which requires that Step 2 of the goodwill impairment test be performed for reporting units whose carrying value is zero or negative.  This guidance is effective for fiscal years beginning after December 15, 2010 and interim periods within those years.  Our adoption of this standard did not have a material impact on the Company's disclosure or consolidated financial results.

In December 2010, the FASB issued new guidance clarifying some of the disclosure requirements related to business combinations that are material on an individual or aggregate basis.  Specifically, the guidance states that, if comparative financial statements are presented, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year occurred as of the beginning of the comparable prior annual reporting period only.  Additionally, the new standard expands the supplemental pro forma disclosure required by the authoritative guidance to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination in the reported pro forma revenue and earnings.  This guidance became effective January 1, 2011.  Our adoption of this standard did not have a material impact on the Company's disclosure or consolidated financial results.  However, it may result in additional disclosures in the event that we enter into a business combination that is material on either an individual or a consolidated basis.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”.  This update defines fair value, clarifies a framework to measure fair value and requires specific disclosures of fair value measurements.  The guidance is effective for interim and annual reporting periods beginning after January 1, 2012 and is required to be applied retrospectively.  The Company does not expect adoption of this guidance to have a material impact on its financial condition or results of operations.

In June 2011, the FASB issued ASU 2011-05, which is now part of ASC 220: “Presentation of Comprehensive Income".  The new guidance will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements.  It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The standard does not change the items, which must be reported in other comprehensive income.  These provisions are to be applied retrospectively and will be effective for us as of January 1, 2012.  Because this guidance impacts presentation only, it will have no effect on our financial condition, results of operations or cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)             Principles of Consolidation:

The accompanying financial statements have been prepared on a consolidated basis and reflect the financial statements of IGC and all of its subsidiaries that are more than 50% owned and controlled. When the Company does not have a controlling interest in an entity, but exerts a significant influence on the entity, the Company applies the equity method of accounting. All inter-company transactions and balances are eliminated in the consolidated financial statements.

The non-controlling interest disclosed in the accompanying financial statements represents the non-controlling interest in Techni Bharathi Limited (TBL) and the profits or losses associated with the non-controlling interest in those operations.

The adoption of Accounting Standards Codification (ASC) 810-10-65 “Consolidation — Transition and Open Effective Date Information” (previously referred to as SFAS No. 160, “Non-controlling Interests in Consolidated Financial Statements, an amendment of ARB No. 51”), has resulted in the reclassification of amounts previously attributable to minority interest (now referred to as non-controlling interest) to a separate component of shareholders’ equity on the accompanying consolidated balance sheets and consolidated statements of shareholders’ equity and comprehensive income (loss). Additionally, net income attributable to non-controlling interest is shown separately from net income in the consolidated statements of income. This reclassification had no effect on our previously reported financial position or results of operations.

b)             Reclassifications

Certain prior year balances have been reclassified to the presentation of the current year.

c)             Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

d)             Revenue Recognition

The majority of the revenue recognized for the year ended March 31, 2011 was derived from the Company’s subsidiaries and as follows:

Revenue is recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured. In Government contracting, we recognize revenue when a Government consultant verifies and certifies an invoice for payment.

Revenue from sale of goods is recognized when substantial risks and rewards of ownership are transferred to the buyer under the terms of the contract.

Revenue from construction/project related activity and contracts for supply/commissioning of complex plant and equipment is recognized as follows:

•	Cost plus contracts: Contract revenue is determined by adding the aggregate cost plus proportionate margin as agreed with the customer and expected to be realized.

•
Fixed price contracts: Contract revenue is recognized using the percentage completion method and the percentage of completion is determined as a proportion of cost incurred-to-date to the total estimated contract cost. Changes in estimates for revenues, costs to complete and profit margins are recognized in the period in which they are reasonably determinable.

•
In many of the fixed price contracts entered into by the Company, significant expenses are incurred in the mobilization stage in the early stages of the contract. The expenses include those that are incurred in the transportation of machinery, erection of heavy machinery, clearing of the campsite, workshop ground cost, overheads, etc. All such costs are booked to deferred expenses and written off over the period in proportion to revenues earned.

•
Where the modifications of the original contract are such that they effectively add to the existing scope of the contract, the same are treated as a change orders. On the other hand, where the modifications are such that they change or add an altogether new scope, these are accounted for as a separate new contract. The company adjusts contract revenue and costs in connection with change orders only when they are approved by both, the customer and the company with respect to both the scope and invoicing and payment terms.

•
In the event of claims in our percentage of completion contracts, the additional contract revenue relating to claims is only accounted after the proper award of the claim by the competent authority. The contract claims are considered in the percentage of completion only after the proper award of the claim by the competent authority.

Full provision is made for any loss in the period in which it is foreseen.

Revenue from service related activities and miscellaneous other contracts are recognized when the service is rendered using the proportionate completion method or completed service contract method.

e)             Earning per common share:

Basic earnings per share is computed by dividing net income (loss) applicable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the additional dilution from all potentially dilutive securities such as stock warrants and options.

f)              Income taxes:

Deferred income tax is provided for the difference between the bases of assets and liabilities for financial reporting and income tax purposes. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.  The IGC parent expects to realize sufficient earnings and profits to utilize deferred tax assets as it begins 1) invoicing its subsidiaries for services and 2) establishes iron ore sales contracts with customers in China and other countries.   Recently, the IGC parent reported contracts for the supply of around $200 million of iron ore to customers in China.

g)             Cash and Cash Equivalents:

For financial statement purposes, the Company considers all highly liquid debt instruments with maturity of three months or less, to be cash equivalents. The company maintains its cash in bank accounts in the United States of America, Mauritius, and India which at times may exceed applicable insurance limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalent.  The company does not invest its cash in securities that have an exposure to U.S. mortgages.

h)             Restricted cash:

Restricted cash consists of deposits pledged to various government authorities and deposits used as collateral with banks for guarantees and letters of credit, given by the Company to its customers or vendors.

i)              Foreign currency transactions:

The functional currency of the Company's Indian subsidiaries is the Indian rupee. Our financial statements reporting currency is the United States Dollar. Operating and capital expenditures of the Company's subsidiaries located in India are denominated in their local currency which is the currency most compatible with their expected economic results.

All transactions and account balances are recorded in the local currency. The Company translates the value of these local currency denominated assets and liabilities into U.S. dollars at the rates in effect at the balance sheet date. Resulting translation adjustments are recorded in stockholders' equity as a component of accumulated other comprehensive income (loss). The local currency denominated statement of income amounts are translated into U.S. dollars using the average exchange rates in effect during the period. Realized foreign currency transaction gains and losses are included in the consolidated statements of income. The Company's Indian subsidiaries do not operate in "highly inflationary" countries.

j)              Accounts receivable:

Accounts receivables are recorded at the invoiced amount, taking into consideration any adjustments made by Government consultants who verify and certify construction and material invoices.  The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of clients to make required payments. The allowance for doubtful accounts is determined by evaluating the relative credit worthiness of each client, historical collections experience and other information, including the aging of the receivables. Unbilled accounts receivable represent revenue on contracts to be billed, in subsequent periods, as per the terms of the related contracts.

k)             Accounts Receivable – Long Term:

This is typically for Build-Operate-Transfer (BOT) contracts.  It is money due to the company by the private or public sector to finance, design, construct, and operate a facility stated in a concession contract over an extended period of time.

l)              Inventories:

Inventories primarily comprise of finished goods, raw materials, work in progress, stock at customer site, stock in transit, components and accessories, stores and spares, scrap and residue.  Inventories are stated at the lower of cost or estimated net realizable value.

The cost of various categories of inventories is determined on the following basis:

• Raw material is valued at weighed average of landed cost (purchase price, freight inward and transit insurance charges).

• Work in progress is valued as confirmed, valued and certified by the technicians and site engineers and finished goods at material cost plus appropriate share of labor cost and production overheads.

• Components and accessories, stores erection, materials, spares and loose tools are valued on a first-in-first out basis.

m)            Investments:

Investments are initially measured at cost, which is the fair value of the consideration given for them, including transaction costs.  The Company's equity in the earnings/(losses) of affiliates is included in the statement of income and the Company's share of net assets of affiliates is included in the balance sheet.

n)             Property, Plant and Equipment (PP&E):

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. The estimated useful lives of assets are as follows:

Buildings	25 years
Plant and machinery	20 years
Computer equipment	3 years
Office equipment	5 years
Furniture and fixtures	5 years
Vehicles	5 years

Upon disposition, cost and related accumulated depreciation of the Property and equipment are removed from the accounts and the gain or loss is reflected in the results of operation. Cost of additions and substantial improvements to property and equipment are capitalized in the books of accounts. The cost of maintenance and repairs of the property and equipment are charged to operating expenses.

o)             Fair Value of Financial Instruments

As of March 31, 2011 and 2010, the carrying amounts of the Company's financial instruments, which included cash and cash equivalents, accounts receivable, unbilled accounts receivable, restricted cash, accounts payable, accrued employee compensation and benefits and other accrued expenses, approximate their fair values due to the nature of the items.

p)             Concentration of Credit Risk and Significant Customers

Financial instruments which potentially expose the Company to concentrations of credit risk are primarily comprised of cash and cash equivalents, investments, derivatives, accounts receivable and unbilled accounts receivable. The Company places its cash, investments and derivatives in highly-rated financial institutions. The Company adheres to a formal investment policy with the primary objective of preservation of principal, which contains credit rating minimums and diversification requirements. Management believes its credit policies reflect normal industry terms and business risk. The Company does not anticipate non-performance by the counterparties and, accordingly, does not require collateral.

As of March 31, 2011, eleven clients accounted for approximately 95% of gross accounts receivable. At March 31, 2010, four clients accounted for 68% of gross accounts receivable. During the fiscal year ended March 31, 2011, sales to twenty four clients accounted for 70% of the Company's revenue.

q)              Accounting for goodwill and related impairment

Goodwill represents the excess cost of an acquisition over the fair value of the group's share of net identifiable assets of the acquired subsidiary at the date of acquisition.  Goodwill on acquisition of subsidiaries is disclosed separately.  Goodwill is stated at cost less accumulated amortization and impairment losses, if any.

The company adopted provisions of Accounting Standards Codification (“ASC”) 350, “Intangibles – Goodwill and Others”, (previously referred to as SFAS No. 142, "Goodwill and Other Intangible Assets", which sets forth the accounting for goodwill and intangible assets subsequent to their acquisition. ASC 350 requires that goodwill and indefinite-lived intangible assets be allocated to the reporting unit level, which the Group defines as each individual legal entity at a subsidiary level.

ASC 350 also prohibits the amortization of goodwill and indefinite-lived intangible assets upon adoption, but requires that they be tested for impairment at least annually, or more frequently as warranted, at the reporting unit level.

The goodwill impairment test under ASC 350 is performed in two phases. The first step of the impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, goodwill of the reporting unit is considered impaired, and step two of the impairment test must be performed. The second step of the impairment test quantifies the amount of the impairment loss by comparing the carrying amount of goodwill to the implied fair value. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its implied fair value.

r)             Impairment of long – lived assets

The company reviews its long-lived assets, with finite lives, for impairment whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Such circumstances include, though are not limited to, significant or sustained declines in revenues or earnings and material adverse changes in the economic climate.  For assets that the company intends to hold for use, if the total of the expected future undiscounted cash flows produced by the assets or subsidiary company is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets.  For assets the company intends to dispose of by sale, a loss is recognized for the amount by which the estimated fair value less cost to sell is less than the carrying value of the assets.  Fair value is determined based on quoted market prices, if available, or other valuation techniques including discounted future net cash flows.

s)             Recently issued and adopted accounting pronouncements

In January 2010, the FASB issued an amendment to the accounting standards related to the disclosures about an entity's use of fair value measurements. Under these amendments, entities will be required to provide enhanced disclosures about transfers into and out of the Level 1 (fair value determined based on quoted prices in active markets for identical assets and liabilities) and Level 2 (fair value determined based on significant other observable inputs) classifications, provide separate disclosures about purchases, sales, issuances and settlements relating to the tabular reconciliation of beginning and ending balances of the Level 3 (fair value determined based on significant unobservable inputs) classification and provide greater disaggregation for each class of assets and liabilities that use fair value measurements. Except for the detailed Level 3 roll-forward disclosures, the new standard was effective for the Company for interim and annual reporting periods beginning after December 31, 2009. The adoption of this accounting standards amendment did not have a material impact on the Company's disclosure or consolidated financial results. The requirement to provide detailed disclosures about the purchases, sales, issuances and settlements in the roll-forward activity for Level 3 fair value measurements is effective for the Company for interim and annual reporting periods beginning after December 31, 2010. The adoption of this accounting standard did not have a material impact on the Company's disclosure or consolidated financial results.

In December 2010, the FASB issued a new accounting standard which requires that Step 2 of the goodwill impairment test be performed for reporting units whose carrying value is zero or negative. This guidance is effective for fiscal years beginning after December 15, 2010 and interim periods within those years. Our adoption of this standard did not have a material impact on the Company's disclosure or consolidated financial results.

In December 2010, the FASB issued new guidance clarifying some of the disclosure requirements related to business combinations that are material on an individual or aggregate basis. Specifically, the guidance states that, if comparative financial statements are presented, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year occurred as of the beginning of the comparable prior annual reporting period only. Additionally, the new standard expands the supplemental pro forma disclosure required by the authoritative guidance to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination in the reported pro forma revenue and earnings. This guidance became effective January 1, 2011. Our adoption of this standard did not have a material impact on the Company's disclosure or consolidated financial results. However, it may result in additional disclosures in the event that we enter into a business combination that is material either on an individual or aggregate basis.